Leases (Tables)	12 Months Ended
Mar. 31, 2017
Leases
Types of assets which Nomura leases under operating leases

	Millions of yen
	March 31
	2016			2017
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥3,093	¥(1,502)	¥1,591	¥3,090	¥(1,612)	¥1,478
Aircraft	4,655	(1,177)	3,478	15,110	(56)	15,054

Total	¥7,748	¥(2,679)	¥5,069	¥18,200	¥(1,668)	¥16,532

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate space utilized by Nomura.

Schedule of future minimum lease payments to be received on noncancelable operating leases

	Millions of yen
	Total	Years of receipt
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥15,502	¥1,483	¥1,480	¥1,480	¥1,480	¥1,480	¥8,099

Schedule of future minimum lease payments under noncancelable operating leases with remaining terms exceeding one year

Millions of yen
March 31
2017
Total minimum lease payments	¥127,818
Less: Sublease rental income	(13,046)

Net minimum lease payments	¥114,772

Schedule of future minimum lease payments under noncancelable operating leases

	Millions of yen
	Total	Years of payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥127,818	¥17,075	¥15,102	¥11,852	¥10,058	¥7,877	¥65,854

Schedule of future minimum lease payments under capital leases with remaining terms exceeding one year

Millions of yen
March 31
2017
Total minimum lease payments	¥46,579
Less: Amount representing interest	(26,890)

Present value of net lease payments	¥19,689

Schedule of future minimum lease payments under capital leases

	Millions of yen
	Total	Years of payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥46,579	¥3,666	¥3,502	¥3,583	¥3,638	¥3,641	¥28,549